Initial Public Offering (Tables)	12 Months Ended
Dec. 31, 2022
Initial Public Offering
Schedule of reconciliation of common stock reflected on balance sheet

As of December 31, 2022
Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Warrants	(690,000)
Proceeds allocated to Public Rights	(8,280,000)
Offering costs of Public Shares	(6,236,777)
Plus:
Accretion of carrying value to redemption value	16,858,238
Common stock subject to possible redemption	$116,651,461